SCHEDULE OF THE LOSS PER SHARE (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2022	Jul. 31, 2022	Sep. 30, 2021	Jul. 31, 2021	Sep. 30, 2022	Jul. 31, 2022	Sep. 30, 2021	Jul. 31, 2021	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020	Oct. 31, 2020
Denominator:
Weighted-average number of shares used to compute net loss per share, basic and diluted		1,817,761		1,820,452		1,819,545		1,543,927		1,613,634		762,548
Ayala Pharmaceuticals Inc [Member]
Numerator:
Net loss									$ 40,254		$ 30,146
Denominator:
Weighted-average number of shares used to compute net loss per share, basic and diluted	15,482,809		14,483,629		15,365,342		14,130,993		14,398,905		9,860,610